NOTE J - QUARTERLY DATA (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Text Block]
NOTE J -- QUARTERLY DATA (Unaudited)

Following is selected quarterly data for 2011 and 2010.  All quarterly information was obtained from unaudited consolidated financial statements not otherwise contained herein.  The unaudited results for any quarter are not necessarily indicative of the results for any future period.

2011	1st quarter	2nd quarter	3rd quarter	4th quarter
Sales	$20,199	$21,880	$21,841	$22,713
Gross profit	2,809	3,631	3,877	4,060
Income from operations	864	1,728	1,761	2,033
Net income	408	977	1,012	1,153

Basic income per common share	$0.08	$0.20	$0.20	$0.23
Diluted income per common share	$0.08	$0.19	$0.19	$0.21

2010	1st quarter	2nd quarter	3rd quarter	4th quarter
Sales	$17,787	$18,841	$18,528	$17,902
Gross profit	2,141	2,258	1,768	1,811
Income from operations	410	729	375	242
Net income	360	345	84	56

Basic income per common share	$0.07	$0.07	$0.02	$0.01
Diluted income per common share	$0.07	$0.07	$0.02	$0.01